Equity-Based Compensation Plans - Summary of Restricted Stock Units Activity (Details) - Restricted Stock Units [Member]	12 Months Ended
Dec. 31, 2021 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested RSUs, Beginning Balance | shares	0
Unvested RSUs, Granted | shares	658,891
Unvested RSUs, forfeited | shares	(2,406)
Unvested RSUs, Ending Balance | shares	656,485
Weighted-Average Grant Date Fair Value Per Share, Beginning Balance | $ / shares	$ 0
Weighted-Average Grant Date Fair Value Per Share, Granted | $ / shares	12.06
Weighted-Average Grant Date Fair Value Per Share, Forfeited | $ / shares	12.06
Weighted-Average Grant Date Fair Value Per Share, Ending Balance | $ / shares	$ 12.06